Shareholder Report, Holdings (Details)	Dec. 31, 2025
Cohen & Steers Realty Shares, Inc. | Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Realty Shares, Inc. | Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Cohen & Steers Realty Shares, Inc. | Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Realty Shares, Inc. | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Realty Shares, Inc. | Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Realty Shares, Inc. | Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Realty Shares, Inc. | Class A | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Realty Shares, Inc. | Class A | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Realty Shares, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Cohen & Steers Realty Shares, Inc. | Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Cohen & Steers Realty Shares, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Realty Shares, Inc. | Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cohen & Steers Realty Shares, Inc. | Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Realty Shares, Inc. | Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Realty Shares, Inc. | Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Realty Shares, Inc. | Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Realty Shares, Inc. | Class A | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Realty Shares, Inc. | Class A | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Realty Shares, Inc. | Class A | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Realty Shares, Inc. | Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Realty Shares, Inc. | Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Realty Shares, Inc. | Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Cohen & Steers Realty Shares, Inc. | Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Realty Shares, Inc. | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Realty Shares, Inc. | Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Realty Shares, Inc. | Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Realty Shares, Inc. | Class C | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Realty Shares, Inc. | Class C | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Realty Shares, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Cohen & Steers Realty Shares, Inc. | Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Cohen & Steers Realty Shares, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Realty Shares, Inc. | Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cohen & Steers Realty Shares, Inc. | Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Realty Shares, Inc. | Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Realty Shares, Inc. | Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Realty Shares, Inc. | Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Realty Shares, Inc. | Class C | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Realty Shares, Inc. | Class C | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Realty Shares, Inc. | Class C | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Realty Shares, Inc. | Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Realty Shares, Inc. | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Realty Shares, Inc. | Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Cohen & Steers Realty Shares, Inc. | Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Realty Shares, Inc. | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Realty Shares, Inc. | Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Realty Shares, Inc. | Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Realty Shares, Inc. | Class I | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Realty Shares, Inc. | Class I | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Realty Shares, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Cohen & Steers Realty Shares, Inc. | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Cohen & Steers Realty Shares, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Realty Shares, Inc. | Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cohen & Steers Realty Shares, Inc. | Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Realty Shares, Inc. | Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Realty Shares, Inc. | Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Realty Shares, Inc. | Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Realty Shares, Inc. | Class I | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Realty Shares, Inc. | Class I | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Realty Shares, Inc. | Class I | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Realty Shares, Inc. | Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Realty Shares, Inc. | Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Realty Shares, Inc. | Class L | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Cohen & Steers Realty Shares, Inc. | Class L | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Realty Shares, Inc. | Class L | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Realty Shares, Inc. | Class L | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Realty Shares, Inc. | Class L | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Realty Shares, Inc. | Class L | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class L | Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Realty Shares, Inc. | Class L | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Realty Shares, Inc. | Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Cohen & Steers Realty Shares, Inc. | Class L | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Cohen & Steers Realty Shares, Inc. | Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Realty Shares, Inc. | Class L | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cohen & Steers Realty Shares, Inc. | Class L | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Realty Shares, Inc. | Class L | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Realty Shares, Inc. | Class L | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Realty Shares, Inc. | Class L | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Realty Shares, Inc. | Class L | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class L | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Realty Shares, Inc. | Class L | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Realty Shares, Inc. | Class L | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Realty Shares, Inc. | Class L | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Realty Shares, Inc. | Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Realty Shares, Inc. | Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Cohen & Steers Realty Shares, Inc. | Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Realty Shares, Inc. | Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Realty Shares, Inc. | Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Realty Shares, Inc. | Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Realty Shares, Inc. | Class R | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Realty Shares, Inc. | Class R | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Realty Shares, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Cohen & Steers Realty Shares, Inc. | Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Cohen & Steers Realty Shares, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Realty Shares, Inc. | Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cohen & Steers Realty Shares, Inc. | Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Realty Shares, Inc. | Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Realty Shares, Inc. | Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Realty Shares, Inc. | Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Realty Shares, Inc. | Class R | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Realty Shares, Inc. | Class R | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Realty Shares, Inc. | Class R | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Realty Shares, Inc. | Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Realty Shares, Inc. | Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cohen & Steers Realty Shares, Inc. | Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Cohen & Steers Realty Shares, Inc. | Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Realty Shares, Inc. | Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Realty Shares, Inc. | Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Realty Shares, Inc. | Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Realty Shares, Inc. | Class Z | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Realty Shares, Inc. | Class Z | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Realty Shares, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Cohen & Steers Realty Shares, Inc. | Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Cohen & Steers Realty Shares, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Realty Shares, Inc. | Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cohen & Steers Realty Shares, Inc. | Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Realty Shares, Inc. | Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Realty Shares, Inc. | Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Realty Shares, Inc. | Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Realty Shares, Inc. | Class Z | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Realty Shares, Inc. | Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Realty Shares, Inc. | Class Z | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Realty Shares, Inc. | Class Z | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Realty Shares, Inc. | Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%